Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses
Sales and marketing	¥ 116,415	$ 18,268	¥ 102,319	¥ 118,548
General and administrative	(79,922)	(12,542)	(119,087)	(109,291)
Total operating expenses	(403,059)	(63,249)	(396,003)	(404,087)
Loss from operations	(138,130)	(21,675)	(189,825)	(147,225)
Foreign exchange loss, net			90	1,731
Interest income	6,597	1,035	6,131	6,300
Interest expense	(8,815)	(1,383)	(11,724)	(11,118)
Change in fair value of foreign currency swap contract	(3,108)
Loss before income taxes	(140,552)	(22,055)	(224,989)	(109,679)
Net loss	(140,584)	(22,060)	(225,075)	(109,841)
Net loss attributable to common shareholders	(140,584)	(22,060)	(225,075)	(109,841)
Other comprehensive income (loss)
Foreign currency translation adjustments	1,638	257	4,450	(2,037)
Comprehensive loss	(138,946)	(21,803)	(220,625)	(111,878)
Parent Company
Operating expenses
Sales and marketing	(553)	(87)
General and administrative	(17,785)	(2,791)	(15,938)	(14,389)
Share of losses of subsidiaries and VIE	(117,029)	(18,364)	(193,109)	(93,328)
Total operating expenses	(135,367)	(21,242)	(209,047)	(107,717)
Loss from operations	(135,367)	(21,242)	(209,047)	(107,717)
Foreign exchange loss, net	(3,351)	(525)	6
Interest income	363	57	544	2,754
Interest expense	(7,820)	(1,227)	(10,654)	(10,178)
Other income (loss)	(469)	(74)	(5,924)	5,300
Change in fair value of foreign currency swap contract	6,060	951
Loss before income taxes	(140,584)	(22,060)	(225,075)	(109,841)
Net loss	(140,584)	(22,060)	(225,075)	(109,841)
Net loss attributable to common shareholders	(140,584)	(22,060)	(225,075)	(109,841)
Other comprehensive income (loss)
Foreign currency translation adjustments	1,638	257	4,450	(2,037)
Total other comprehensive income (loss), net of tax	1,638	257	4,450	(2,037)
Comprehensive loss	¥ (138,946)	$ (21,803)	¥ (220,625)	¥ (111,878)